Investments in Joint Ventures and Associates - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Investments in associates and joint ventures [line items]
Percentage of voting equity interests acquired		40.00%
Investments in associates reported in separate financial statements	£ 25	£ 24
Contingent consideration recognised as of acquisition date	5	7
Academy of Pop [Member]
Investments in associates and joint ventures [line items]
Investments in associates reported in separate financial statements	£ 9	£ 10